Licensing Arrangement and Supply Chain Agreement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Royalty income	$ 14	$ 13
Supply chain	41	6
Product sales	1,016
PIP Study [Member]
Statement Line Items [Line Items]
Licensee costs	$ 193	$ 308
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing	70.00%